Schedule of ordinary shares (Details) - USD ($)			12 Months Ended
	Aug. 07, 2025	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance, shares			17,200,387
Balance			$ 12,999,263	$ 11,852,248	$ 9,904,105
Issuance of ordinary shares			2,102,566
Share re-designation			87,808	131,712	131,712
Balance			$ (6,777,635)	$ 12,999,263	$ 11,852,248
Total [member]
IfrsStatementLineItems [Line Items]
Balance, shares			15,762,887
Issuance of ordinary shares, shares			1,437,500
Share re-designation, shares
Balance, shares			17,200,387	15,762,887
Balance			$ 7,881,444
Issuance of ordinary shares			718,750
Share re-designation
Balance			$ 8,600,194	$ 7,881,444
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Balance, shares			15,762,887	15,762,887
Issuance of ordinary shares, shares	1,437,500
Share re-designation, shares			(15,762,887)
Balance, shares				15,762,887	15,762,887
Balance			$ 7,881,444	$ 7,881,444
Issuance of ordinary shares	$ 750,000	$ 5,000,000
Share re-designation			(7,881,444)
Balance				$ 7,881,444	$ 7,881,444
Class A ordinary share [member]
IfrsStatementLineItems [Line Items]
Balance, shares
Issuance of ordinary shares, shares			1,437,500
Share re-designation, shares			9,665,704
Balance, shares			11,103,204
Balance
Issuance of ordinary shares			718,750
Share re-designation			4,832,852
Balance			$ 5,551,602
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Balance, shares
Issuance of ordinary shares, shares
Share re-designation, shares			6,097,183
Balance, shares			6,097,183
Balance
Issuance of ordinary shares
Share re-designation			3,048,592
Balance			$ 3,048,592